UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	811-03175

Exact name of registrant as specified in charter:	Jennison Sector Funds, Inc.

Address of principal executive offices:	Gateway Center 3,
100 Mulberry Street,
Newark, New Jersey 07102

Name and address of agent for service:	Deborah A. Docs
Gateway Center 3,
100 Mulberry Street,
Newark, New Jersey 07102

Registrant’s telephone number, including area code:	973-367-7521

Date of fiscal year end:	11/30/2006

Date of reporting period:	2/28/2006

Item 1. Schedule of Investments

Jennison Financial Services Fund

Schedule of Investments

as of February 28, 2006 (Unaudited)

Shares	Description	Value
LONG-TERM INVESTMENTS 99.6%
COMMON STOCKS

Capital Markets 38.8%
60,100	Affiliated Managers Group, Inc. (a)(b)	$5,915,643
519,300	Amvescap PLC (United Kingdom)	4,907,521
95,700	Charles Schwab Corp. (The)	1,551,297
72,900	E*Trade Financial Corp.(a)	1,864,782
79,300	Eaton Vance Corp.(b)	2,234,674
26,100	Goldman Sachs Group, Inc.	3,687,669
73,700	Lazard Ltd. (Class A)(b)	2,835,976
3,900	Lehman Brothers Holdings, Inc.	569,205
92,000	Mellon Financial Corp.(b)	3,320,280
63,300	Merrill Lynch & Co., Inc.	4,887,393
103,300	Nuveen Investments, Inc. (Class A)	4,975,961
51,200	UBS AG	5,438,976

		42,189,377

Commercial Banks 11.5%
146,894	Bank of America Corp.	6,735,090
103,500	Bank of the Ozarks, Inc.(b)	3,680,460
114,700	UCBH Holdings, Inc.(b)	2,053,130

		12,468,680

Commercial Services & Supplies 0.4%
12,100	Paychex, Inc.	484,605

Consumer Finance 17.6%
36,500	Alliance Data Systems Corp.(a)(b)	1,578,990
109,900	American Express Co.	5,921,412
50,100	Capital One Financial Corp.	4,388,760
101,600	Nelnet, Inc. (Class A)(a)	4,211,320
53,800	SLM Corp.	3,034,858

		19,135,340

Diversified Financial Services 3.2%
27,600	Deutsche Boerse AG (Germany)	3,467,849

Household Durables 5.0%
49,000	Lennar Corp. (Class A)(b)	2,933,140
75,500	Standard Pacific Corp.	2,480,175

		5,413,315

Insurance 12.8%
120,104	American International Group, Inc.	7,970,102
60,400	Axis Capital Holdings Ltd.	1,869,984
475,000	Benfield Group Ltd. (United Kingdom)	2,957,866
67,800	Montpelier Re Holdings Ltd.(b)	1,168,872

		13,966,824

Real Estate 3.8%
100,900	Redwood Trust, Inc.(b)	4,183,314

Thrifts & Mortgage Finance 6.5%
76,398	Countrywide Financial Corp.	2,634,203
62,000	Golden West Financial Corp.(b)	4,403,860

		7,038,063

	Total long-term investments (cost $85,495,326)	108,347,367

SHORT-TERM INVESTMENTS 31.8%

Mutual Fund 31.7%
34,485,225	Dryden Core Investment Fund - Taxable Money Market Series (includes $33,517,214 of cash collateral received for securities on loan)(c)(d)	34,485,225

Principal Amount (000)
U.S. Government Securities 0.1%
$105	United States Treasury Bill 4.215%, 6/22/06(e)	103,532

	Total short-term investments (cost $34,588,854)	34,588,757

	Total Investments 131.4% (cost $120,084,180)(f)	142,936,124

	Liabilities in excess of other assets (31.4%)	(34,188,733)

	Net Assets 100%	$108,747,391

(a)	Non- income producing security.
(b)	All or a portion of a security is on loan. The aggregate market value of such securities is $32,067,832; cash collateral of $33,517,214 (included in liabilities) was received with which the portfolio purchased highly liquid short-term investments.
(c)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.
(d)	Prudential Investments LLC, the manager of the Fund, also serves as the manager of the Dryden Core Investment Fund - Taxable Money Market Series.
(e)	Percentage quoted represents yield-to-maturity as of purchase date.
(f)	The United States federal income tax basis of the Fund’s investments and the net unrealized appreciation as of February 28, 2006 were as follows:

Tax Basis of Investments	Gross Appreciation	Gross Depreciation	Net Unrealized Appreciation
$120,084,180	$23,521,094	$(669,150)	$22,851,944

Jennison Health Sciences Fund

Schedule of Investments

as of February 28, 2006 (Unaudited)

Shares	Description	Value
LONG-TERM INVESTMENTS 94.9%
COMMON STOCKS 93.8%

Biotechnology 37.6%
410,256	Acorda Therapeutics, Inc., (cost $3,999,998; purchased 3/2/04)(a)(c)(g)	$2,289,229
447,600	Acorda Therapeutics, Inc.(a)(e)	2,775,120
395,300	Alexion Pharmaceuticals, Inc.(a)(e)	14,855,374
155,900	Alnylam Pharmaceuticals, Inc.(a)	2,506,872
262,900	Altus Pharmaceuticals, Inc.(a)	5,520,900
379,495	Amgen, Inc.(a)(e)	28,648,078
217,800	Arena Pharmaceuticals, Inc.(a)(e)	3,857,238
1,073,400	AVANIR Pharmaceuticals Co.(Class A)(a)	18,398,076
10,200	Biogen Idec, Inc.(a)	481,950
1,000,000	BioMarin Pharmaceutical, Inc.(a)(e)	13,080,000
315,000	Biosphere Medical, Inc., (cost $2,205,000; purchased 2/22/06)(a)(c)(g)	2,274,300
940,200	Celgene Corp.(a)(e)	35,727,600
249,100	Cephalon, Inc.(a)(e)	19,798,468
416,700	DOV Pharmaceutical, Inc.(a)(e)	8,021,475
212,300	Genentech, Inc.(a)	18,191,987
586,500	Gilead Sciences, Inc.(a)(e)	36,521,354
727,400	Keryx Biopharmaceuticals, Inc.(a)(e)	12,409,444
1,513,700	MGI Pharma, Inc.(a)(e)	26,686,531
2,000,000	Microbia, Inc., Private Placement, Series E(a)(c)(g) (cost $7,640,000; purchased 2/21/06)	7,640,000
344,400	Myogen, Inc.(a)	13,052,760
306,515	Myogen, Inc. (Physical)(a)	11,616,919
600,900	Nuvelo, Inc.(a)(e)	10,299,426
885,600	Onyx Pharmaceuticals, Inc.(a)(e)	25,239,600
927,310	Panacos Pharmaceuticals, Inc.(a)	6,750,817
34,400	PDL BioPharma, Inc.(a)	1,077,064
532,600	Progenics Pharmaceuticals, Inc.(a)	15,711,700
963,800	Regeneron Pharmaceuticals, Inc.(a)(e)	15,777,406
46,600	Techne Corp.(a)	2,771,302
615,600	Telik, Inc.(a)(e)	13,617,072
639,400	Vertex Pharmaceuticals, Inc.(a)(e)	27,647,656

		403,245,718

Health Care Equipment & Supplies 6.5%
78,200	Alcon, Inc.	9,005,512
416,200	Baxter International, Inc.	15,753,170
2,600	Fisher Scientific International, Inc.(a)(e)	177,216
11,000	Medtronic, Inc.	593,450
163,800	Mentor Corp.	7,049,952
217,100	NxStage Medical, Inc.(a)(e)	3,069,794
185,600	Resmed, Inc.(a)	7,533,504
405,190	St. Jude Medical, Inc.(a)	18,476,664
215,600	Sybron Dental Specialties, Inc.(a)	8,248,856

		69,908,118

Health Care Providers & Services 23.6%
5,700	Aetna, Inc.(e)	290,700
378,600	Cardinal Health, Inc.	27,486,360
484,300	Caremark Rx, Inc.(a)	24,093,925
457,800	Cerner Corp.(a)(e)	19,058,214
314,900	CIGNA Corp.	38,653,975
417,200	Community Health Systems, Inc.(a)	15,820,224
219,800	Covance, Inc.(a)(e)	12,407,710
5,044	Coventry Health Care, Inc.(a)	300,723
92,000	DaVita, Inc.(a)	5,371,880
5,200	Health Net, Inc.(a)	249,340
1,700	Humana, Inc.(a)	87,839
298,200	McKesson Corp.	16,141,566
183,000	Medco Health Solutions, Inc.(a)	10,196,760
525,000	Omnicare, Inc.	31,946,250
435,950	UnitedHealth Group, Inc.	25,385,369
341,200	WellPoint, Inc.(a)	26,200,748

		253,691,583

Pharmaceuticals 26.1%
652,700	Acusphere, Inc.(a)(e)	3,805,241
405,400	American Pharmaceutical Partners, Inc.(a)	12,259,296
975,200	Andrx Corp.(a)	19,113,920
360,900	Aspreva Pharmaceuticals Corp.(a)(e)	9,430,317
195,100	Barrier Therapeutics, Inc.(a)	1,972,461
435,100	Durect Corp.(a)(e)	2,475,719
1,364,800	Impax Laboratories, Inc.(a)(e)	15,285,760
326,700	Ipsen Promesses (France), 144A(a)	11,099,528
452,400	KV Pharmaceutical Co.(Class A)(a)(e)	10,391,628
483,700	Novartis AG (ADR) (Switzerland)	25,757,025
7,000	Novo-Nordisk A/S (ADR) (Denmark)	411,950
425,800	Pfizer, Inc.	11,151,702
12,100	Roche Holding AG (Switzerland)	1,788,323
284,700	Roche Holding Ltd. (ADR) (Switzerland)	21,043,458
534,000	Sanofi-Aventis (ADR) (France)	22,764,420
470,500	Schering-Plough Corp.	8,704,250
466,200	Shire PLC (ADR) (United Kingdom)	22,181,796
777,000	Somaxon Pharmaceuticals, Inc.(a)	14,522,130
488,567	Teva Pharmaceutical Industries Ltd. (ADR) (Israel)(e)	20,514,928
675,700	Valeant Pharmaceuticals International	12,040,974
426,700	Wyeth	21,249,660
616,642	Xenoport, Inc.(a)(e)	11,851,859

		279,816,345

	Total common stocks (cost $754,734,299)	1,006,661,764

PREFERRED STOCK
Biotechnology
200,000	Geneva Proteomics, Private Placement (cost $1,100,000; purchased 7/7/00)(a)(c)(g)	0

Units
WARRANTS(a) 0.3%

Biotechnology
48,000	Bioenvision, Inc., expiring 3/22/09 (cost $0; purchased 3/15/04)(c)(g)	132,441
700,000	Insmed, Inc., expiring 11/8/09 (cost $0; purchased 11/8/04)(c)(g)	735,144
61,303	Myogen, Inc., expiring 9/29/09 (cost $7,663; purchased 9/29/04)(c)(g)	1,919,024

	Total warrants (cost $7,663)	2,786,609

Principal Amount (000)
CORPORATE BONDS 0.8%

Long–Term Bond
$8,710	Amgen, Inc., 0.1250%, 2/1/11 (cost $8,710,000)	9,047,513

	Total long-term investments (cost $764,551,962)	1,018,495,886

Shares
SHORT-TERM INVESTMENTS 28.1%

Money Market Mutual Fund 28.1%
301,160,023	Dryden Core Investment Fund - Taxable Money Market Series(f)(h) (cost $301,160,023; includes $254,719,268 of cash collateral received for securities on loan)	$301,160,023

Principal Amount (000)
U.S. Government Security
$105	United States Treasury Bill, 4.22%, 6/22/06(d) (cost $103,532)	103,532

	Total short-term investments (cost $301,263,555)	301,263,555

Contracts

OUTSTANDING OPTIONS PURCHASED(a) 0.3%

Call Options
1,000	Omnicare, Inc., expiring 3/18/06 @ $50.00	1,100,000
2,000	Valeant Pharmaceuticals International, expiring 3/18/06 @ $20.00	140,000
2,000	Valeant Pharmaceuticals International, expiring 3/18/06 @ $17.50	290,000
2,000	Vertex Pharmaceuticals, Inc., expiring 4/22/06 @ $40.00	1,060,000

	Total outstanding options purchased (cost $1,432,847)	2,590,000

	Total Investments Before Outstanding Options Written 123.3% (cost $1,067,248,364)(b)(i)	1,322,349,441

OUTSTANDING OPTIONS WRITTEN(a) (0.1%)

Call Options
657	Myogen, Inc., expiring 3/18/06 @ $45.00	(13,140)
2,000	Vertex Pharmaceuticals, Inc., expiring 3/18/06 @ $40.00	(760,000)

	Total outstanding options written (premiums received $162,178)	(773,140)

	Total Investments, Net of Outstanding Call Options Written 123.2% (cost $1,067,086,186)	1,321,576,301

	Other liabilities in excess of other assets (23.2%)	(248,701,446)

	Net Assets 100%	$1,072,874,855

ADR – American Depositary Receipt.

144A Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, 144A securities are deemed to be liquid.

(a)	Non-income producing security.
(b)	As of February 28, 2006 of securities representing $14,990,108 and 1.13% of the total market value were fair valued in accordance with the policies adopted by the Board of Directors.
(c)	Indicates a restricted security; the aggregate cost of the restricted securities is $14,952,661. The aggregate value of $14,990,138 is approximately 1.4% of net assets.
(d)	Percentage quoted represent yield-to-maturity as of purchase date.
(e)	All or a portion of security is on loan. The aggregate market value of such securities is $243,253,764; cash collateral of $254,719,268 (included in liabilities) was received with which the portfolio purchased highly liquid short-term instruments.
(f)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.
(g)	Indicates a security that has been deemed illiquid.
(h)	Prudential Investments LLC, the manager of the Fund, also serves as the manager of the Dryden Core Investment Fund – Taxable Money Market Series.
(i)	The United States federal income tax basis of the Fund’s investments was $1,074,910,806; accordingly net unrealized appreciation on investments for federal income tax purposes was $247,438,635 (gross unrealized appreciation $263,022,623; gross unrealized depreciation $15,583,988). The difference between the book and tax basis is attributable to deferred losses on wash sales.

Jennison Technology Fund

Schedule of Investments

as of February 28, 2006 (Unaudited)

Shares	Description	Value
LONG-TERM INVESTMENTS 99.6%
COMMON STOCKS

Capital Markets 1.7%
113,000	TD Ameritrade Holdings Corp.	$2,458,880

Commercial Services & Supplies 8.0%
43,200	ChoicePoint, Inc.(a)	1,918,080
144,600	Monster Worldwide, Inc.(a)(b)	7,079,616
71,500	Paychex, Inc.	2,863,575

		11,861,271

Communications Equipment 9.8%
165,500	Cisco Systems, Inc.(a)	3,349,720
156,300	Comverse Technology, Inc.(a)(b)	4,495,188
57,900	Juniper Networks, Inc.(a)	1,064,781
133,300	Nokia Corp., ADR (Finland)	2,476,714
66,000	QUALCOMM, Inc.	3,115,860

		14,502,263

Computers & Peripherals 4.0%
42,800	Apple Computer, Inc.(a)	2,933,512
64,700	Avid Technology, Inc.(a)(b)	3,030,548

		5,964,060

Electronic Equipment & Instruments 4.4%
39,200	Amphenol Corp. (Class A)	1,969,016
77,800	Ingram Micro, Inc. (Class A)(a)	1,538,884
95,900	Tektronix, Inc.	2,953,720

		6,461,620

Health Care Providers & Services 1.9%
66,800	Cerner Corp.(a)(b)	2,780,884

Internet & Catalog Retail 1.2%
114,900	GSI Commerce, Inc.(a)	1,832,655

Jennison Technology Fund

Schedule of Investments

as of February 28, 2006 (Unaudited) Cont’d.

Shares	Description	Value
Internet Software & Services 19.1%
201,100	Digital River, Inc.(a)(b)	$7,569,404
130,600	Digitas, Inc.(a)(b)	1,845,378
163,300	eBay, Inc.(a)	6,541,798
20,600	Google, Inc. (Class A)(a)	7,469,972
146,000	Yahoo!, Inc.(a)(b)	4,680,760

		28,107,312

IT Services 0.5%
14,000	CheckFree Corp.(a)(b)	692,440

Media 3.0%
35,900	Getty Images, Inc.(a)(b)	2,908,977
66,300	XM Satellite Radio Holdings, Inc. (Class A)(a)(b)	1,464,567

		4,373,544

Semiconductors & Semiconductor Equipment 18.8%
117,300	Applied Materials, Inc.(b)	2,151,282
58,800	Broadcom Corp. (Class A)(a)	2,651,292
202,900	Integrated Device Technology, Inc.(a)	3,013,065
132,600	Intersil Corp. (Class A)(b)	3,757,884
63,000	Marvell Technology Group Ltd.(a)	3,856,860
117,700	Maxim Integrated Products, Inc.	4,600,893
218,800	RF Micro Devices, Inc.(a)	1,472,524
48,300	Spansion, Inc.(Class A)(a)	705,180
86,900	Teradyne, Inc.(a)	1,459,051
133,900	Texas Instruments, Inc.	3,996,915

		27,664,946
Software 24.2%
161,000	Adobe Systems, Inc.	6,217,820
163,100	Amdocs Ltd.(a)(b)	5,401,872
366,300	BEA Systems, Inc.(a)	4,201,461
54,500	Business Objects S.A., ADR (France)(a)(b)	2,032,305
93,600	Citrix Systems, Inc.(a)(b)	3,028,896
60,500	Electronic Arts, Inc.(a)	3,144,185
67,100	Informatica Corp.(a)	1,074,942
151,300	Microsoft Corp.	4,069,970
21,900	NAVTEQ Corp.(a)(b)	1,014,189
148,300	Quest Software, Inc.(a)(b)	2,160,731
66,900	SAP AG, ADR (Germany)	3,418,590

		35,764,961

Jennison Technology Fund

Schedule of Investments

as of February 28, 2006 (Unaudited) Cont’d.

Shares	Description	Value
Wireless Telecommunication Services 3.0%
87,800	NII Holdings, Inc.(a)(b)	4,497,116

	Total long-term investments (cost $113,926,444)	146,961,952

SHORT-TERM INVESTMENTS 30.1%

Money Market Mutual Fund
44,346,317	Dryden Core Investment Fund - Taxable Money Market Series(c)(d) (cost $44,346,317; includes $41,564,861 of cash collateral received for securities on loan)	44,346,317

	Total Investments 129.7% (cost $158,272,761) (e)	191,308,269

	Liabilities in excess of other assets (29.7%)	(43,784,483)

	Net Assets 100.0%	$147,523,786

The following abbreviation is used in portfolio descriptions:

ADR—American Depositary Receipt.

(a)	Non-income producing security.
(b)	All or portion of security is on loan. The aggregate market value of such securities is $39,392,899; cash collateral of $41,564,861 (included in liabilities) was received with which the portfolio purchased highly liquid short-term investments.
(c)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.
(d)	Prudential Investment LLC, the manager of the Fund, also serves as the manager of the Dryden Core Investment Fund-Taxable Money Market Series.
(e)	The United States federal income tax basis of the Fund’s investments and the net unrealized appreciation as of February 28, 2006 were as follows:

Tax Basis of Investments	Appreciation	Depreciation	Net Unrealized Appreciation
$159,178,445	$33,298,961	$1,169,137	$32,129,824

The difference between the book basis and the tax basis was primarily attributable to deferred losses on wash sales.

Jennison Utility Fund

Schedule of Investments

as of February 28, 2006 (Unaudited)

Shares	Description	Value
LONG-TERM INVESTMENTS 98.5%
COMMON STOCKS 98.4%

Construction & Engineering 1.4%
637,700	Vinci SA (France)	$58,915,373

Diversified Telecommunication Services 11.4%
1,600,000	Alaska Communications Systems Group, Inc.(b)	17,744,000
2,571,300	BellSouth Corp.(b)	81,201,654
3,391,800	Chunghwa Telecom Co. Ltd., ADR (Taiwan)	64,105,020
3,468,600	Citizens Communications Co.	46,305,810
1,638,400	Consolidated Communications Holdings, Inc.	23,330,816
1,724,700	France Telecom SA (France)	37,522,084
7,833,700	Koninklijke (Royal) KPN NV (Netherlands)	81,058,241
2,430,500	Valor Communications Group, Inc.(b)	30,016,675
2,500,500	Verizon Communications, Inc.	84,266,849

		465,551,149

Electric Utilities 20.2%
1,764,700	Allegheny Energy, Inc.(a)(b)	63,105,672
3,964,570	British Energy Group PLC (United Kingdom)(a)	42,907,956
1,492,700	Cleco Corp.	33,570,823
3,569,200	DPL, Inc.(b)	96,082,864
1,991,400	E.ON AG ADR (Germany)(b)	73,761,456
2,140,300	Edison International	94,943,708
1,621,100	Endesa SA, ADR (Spain)(b)	54,242,006
2,430,100	Enel Spa (Italy)	20,191,447
1,491,400	Exelon Corp.(b)	85,173,854
2,658,600	PPL Corp.(b)	84,543,480
2,786,900	Reliant Energy, Inc.(a)(b)	28,314,904
2,483,000	Scottish & Southern Energy PLC (United Kingdom)	50,044,151
5,554,988	Scottish Power PLC (United Kingdom)	56,905,278
537,200	Union Fenosa, SA (Spain)	20,172,377
664,900	Unisource Energy Corp.	20,219,609

		824,179,585

Electrical Equipment 0.2%
499,300	Evergreen Solar, Inc.(a)(b)	7,784,087

Energy Equipment & Services 2.9%
863,500	GlobalSantaFe Corp.	47,786,090
825,500	Smith International, Inc.(b)	31,971,615
868,800	Weatherford International Ltd.(a)	37,462,656

		117,220,361

Gas Utilities 9.8%
1,544,500	AGL Resources, Inc.	55,447,550
3,224,200	Equitable Resources, Inc.	117,231,912
874,800	Kinder Morgan, Inc.	81,163,944
652,100	ONEOK, Inc.	19,947,739
1,692,600	Questar Corp.	123,982,950

		397,774,095

Independent Power Producers & Energy Traders 9.9%
1,280,400	Constellation Energy Group, Inc.	75,210,696
3,633,900	Drax Group PLC (United Kingdom)(a)	39,647,877
1,426,300	Duke Energy Corp.	40,506,920
1,772,600	NRG Energy, Inc.(a)(b)	76,664,950
3,225,800	TXU Corp.	168,999,662

		401,030,105

Metals & Mining 1.9%
1,465,100	Alpha Natural Resources, Inc.(a)	31,309,187
349,900	Arch Coal, Inc.(b)	25,581,189
422,000	Peabody Energy Corp.	20,369,940

		77,260,316

Multi-Utilities 11.8%
11,344,600	Aquila, Inc.(a)	44,243,940
2,739,000	CMS Energy Corp.(a)(b)	38,565,120
1,490,800	PG&E Corp.(b)	56,724,940
1,637,700	PNM Resources, Inc.	40,533,075
583,500	Public Service Enterprise Group, Inc.(b)	40,489,065
1,060,500	RWE AG (Germany)	91,086,743
3,014,200	Sempra Energy	144,199,328
611,500	Wisconsin Energy Corp.	24,992,005

		480,834,216

Oil, Gas & Consumable Fuels 16.8%
976,100	Cheniere Energy, Inc.(a)(b)	38,702,365
829,600	CNX Gas Corp.(a)(b)	17,869,584
138,400	Crosstex Energy, Inc.(b)	11,012,488
5,206,500	El Paso Corp.(b)	68,101,020
545,500	Energy Transfer Equity, LP(a)(b)	11,995,545
723,600	Enterprise GP Holdings, LP(b)	28,835,460
958,900	Nexen, Inc.	50,016,224
1,874,985	OPTI Canada, Inc. (Canada)(a)	68,964,207
1,615,600	Southwestern Energy Co.(a)	51,844,604

660,300	Suncor Energy, Inc.	49,357,425
2,058,794	Trident Resources Corp. (Canada) (cost $22,279,754; purchased 12/4/03-8/25/04)(a)(e)(f)	90,580,052
732,400	Valero Energy Corp.	39,395,796
978,800	Western Gas Resources, Inc.	46,307,028
5,221,100	Williams Cos., Inc.	112,619,127

		685,600,925

Wireless Telecommunication Services 12.1%
967,500	ALLTEL Corp.	61,097,625
3,199,200	America Movil SA de CV, ADR (Mexico), Series L	111,108,216
808,800	American Tower Corp.(Class A)(a)(b)	25,744,104
1,819,700	Hutchison Telecommunications International Ltd., ADR (Hong Kong)(a)(b)	41,762,115
1,526,796	Millicom International Celluar SA (Luxemburg)(a)(b)	63,926,949
1,833,000	NII Holdings, Inc.(a)(b)	93,886,260
1,346,214	Sprint Nextel Corp.	32,349,522
3,146,800	Vodafone Group PLC, ADR (United Kingdom)(b)	60,796,176

		490,670,967

	Total common stocks (cost $2,460,400,438)	4,006,821,179

Units
WARRANTS(a) 0.1%

Electric Utilities
234,297	British Energy Group PLC (United Kingdom) expiring 1/17/10 @ 98 GBP (cost $765,445)	2,129,506

	Total long-term investments (cost $2,461,165,883)(d)	4,008,950,685

Shares	Description
SHORT-TERM INVESTMENTS 13.3%

Money Market Mutual Fund
543,083,555	Dryden Core Investment Fund - Taxable Money Market Series(c)(g) (cost $543,083,555; includes $490,593,734 of cash collateral received for securities on loan)	543,083,555

	Total Investments Before Outstanding Options Written 111.8% (cost $3,004,249,438)(h)	4,552,034,240

Contracts
OUTSTANDING OPTIONS WRITTEN (a)
Call Options
2,200	TXU Corp., expiring 04/22/06 @ $55.00	(231,000)
2,200	TXU Corp., expiring 04/22/06 @ $57.50	(99,000)
2,200	TXU Corp., expiring 04/22/06 @ $60.00	(33,000)

	Total outstanding options written (premium received $911,695)	(363,000)

	Total Investments, Net of Outstanding Call Options Written (d) 111.8% (cost $3,003,337,743)	4,551,671,240
	Other liabilities in excess of other assets (11.8%)	(481,276,964)

	Net Assets 100.0%	$4,070,394,276

ADR—American Depositary Receipt.

(a)	Non-income producing security.
(b)	All or a portion of security is on loan. The aggregate market value of such securities is $468,546,459; cash collateral of $490,593,734 (included in liabilities) was received with which the portfolio purchased highly liquid short-term investments.
(c)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.
(d)	As of February 28, 2006, 1 security representing $90,580,052 and 2.2% of the total net assets was fair valued in accordance with the policies adopted by the Board of Directors.
(e)	Indicates a security that has been deemed illiquid.
(f)	Indicates a security restricted to resale. The aggregate cost of such security is $22,279,754. The aggregate market value of $90,580,052 is approximately 2.2% of net assets.
(g)	Prudential Investments LLC, the manager of the Fund, also serves as manager of the Dryden Core Investment Fund – Taxable Money Market Series.
(h)	The United States federal income tax basis of the Fund’s investments and the net unrealized appreciation as of February 28, 2006 were as follows:

Tax Basis of Investments	Gross Appreciation	Gross Depreciation	Net Unrealized Appreciation
$3,006,017,607	$1,572,266,328	$(26,249,695)	$1,546,016,633

The difference between the book basis and the tax basis was primarily attributable to deferred losses on wash sales.

Notes to Schedule of Investments (Unaudited)

Securities Valuation: Securities listed on a securities exchange (other than options on securities and indices) are valued at the last sale price on such exchange on the day of valuation or, if there was no sale on such day, at the mean between the last reported bid and asked prices, or at the last bid price on such day in the absence of an asked price. Securities traded via Nasdaq are valued at the Nasdaq official closing price (“NOCP”) on the day of valuation, or if there was no NOCP, at the last sale price. Securities that are actively traded in the over-the-counter market, including listed securities for which the primary market is believed by Prudential Investments LLC (“PI” or “Manager”), in consultation with the subadvisor; to be over-the-counter, are valued at market value using prices provided by an independent pricing agent or principal market maker.

Securities for which market quotations are not readily available, or whose values have been affected by events occurring after the close of the security’s foreign market and before the Fund’s normal pricing time, are valued at fair value in accordance with the Board of Directors’ approved fair valuation procedures. When determining the fair valuation of securities some of the factors influencing the valuation include, the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of issuer; the prices of any recent transactions or bids/offers for such securities or any comparable securities; any available analyst media or other reports or information deemed reliable by the investment adviser regarding the issuer or the markets or industry in which it operates. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other mutual funds to calculate their net asset values. As of February 28, 2006, the Utility Fund held securities whose value required adjustments in accordance with such procedures.

The Health Sciences and Utility Funds held illiquid securities, including those which are restricted as to disposition under securities law (“restricted securities”). The restricted securities held by the Funds as of February 28, 2006 include registration rights. Restricted securities, including private placements, are valued pursant to the valuation procedures noted above.

Market value of investments traded in a foreign currency are translated into U.S. dollars at the current rates of exchange.

Options on securities and indices traded on an exchange are valued at the last sale price as of the close of trading on the applicable exchange or, if there was no sale, at the mean between the most recently quoted bid and asked prices on such exchange or at the last bid price in the absence of an asked price.

Investments in mutual funds are valued at the net asset value as of the close of the New York Stock Exchange on the date of valuation.

Short-term securities, which mature in sixty days or less, are valued at amortized cost, which approximates market value. The amortized cost method involves valuing a security at its cost on the date of purchase and thereafter assuming a constant amortization to maturity of the difference between the principal amount due at maturity and cost. Short-term securities, which mature in more than sixty days, are valued at current market quotations.

The Funds invest in the Taxable Money Market Series (the “Series”), a portfolio of Dryden Core Investment Fund, pursuant to an exemptive order received from the Securities and Exchange Commission. The Series is a money market mutual fund registered under the Investment Company Act of 1940, as amended, and managed by PI.

Other information regarding the Funds is available in the Funds’ most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

Item 2. Controls and Procedures

(a)	It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b)	There have been no significant changes in the registrant’s internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 3. Exhibits

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 – Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Jennison Sector Funds, Inc.

By (Signature and Title)*	/s/ Deborah A. Docs
Deborah A. Docs
Secretary of the Fund

Date	April 28, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Judy A. Rice
Judy A. Rice
President and Principal Executive Officer

Date	April 28, 2006

By (Signature and Title)*	/s/ Grace C. Torres
Grace C. Torres
Treasurer and Principal Financial Officer

Date April 28, 2006

*	Print the name and title of each signing officer under his or her signature.